Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Receivables and Prepaid Expenses [Line Items]
Deferred income taxes, net	$ 36,561	$ 40,332
Prepaid expenses	41,216	40,826
Government institutions	54,562	29,806
Derivative instruments	16,679	13,558
Other	19,107	15,294
Other receivables and prepaid expenses	171,359	145,562
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 3,234	$ 5,746